Income Taxes - Effective Income Tax Reconciliation (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Expected U.S. federal income tax expense	$ 2,399,000,000	$ 5,660,000,000	$ 1,075,000,000
State tax expense, net of federal benefit	276,000,000	450,000,000	349,000,000
Affordable housing credits/other credits	(950,000,000)	(863,000,000)	(783,000,000)
Changes in prior period UTBs, including interest	(741,000,000)	(255,000,000)	(198,000,000)
Tax-exempt income, including dividends	(533,000,000)	(524,000,000)	(576,000,000)
Non-U.S. tax rate differential	(507,000,000)	(940,000,000)	(1,968,000,000)
Nondeductible expenses	1,982,000,000	104,000,000	231,000,000
Leveraged lease tax differential	53,000,000	26,000,000	83,000,000
Non-U.S. statutory rate reductions	0	1,133,000,000	788,000,000
Other	43,000,000	(50,000,000)	(117,000,000)
Total income tax expense (benefit)	2,022,000,000	4,741,000,000	(1,116,000,000)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Expected U.S. federal income tax expense	35.00%	35.00%	35.00%
State tax expense, net of federal benefit	4.00%	2.80%	11.40%
Affordable housing credits/other credits	(13.80%)	(5.30%)	(25.50%)
Changes in prior period UTBs, including interest	(10.80%)	(1.60%)	(6.40%)
Tax-exempt income, including dividends	(7.80%)	(3.20%)	(18.80%)
Non-U.S. tax rate differential	(7.40%)	(5.80%)	(64.10%)
Nondeductible expenses	28.90%	0.60%	7.50%
Leveraged lease tax differential	0.80%	0.20%	2.70%
Non-U.S. statutory rate reductions	0.00%	7.00%	25.70%
Other	0.60%	(0.40%)	(3.80%)
Total income tax expense (benefit)	29.50%	29.30%	(36.30%)
Repatriation of foreign earnings amount			$ (1,700,000,000)